Quarterly Financial Information (Tables)	12 Months Ended
Sep. 30, 2011
Quarterly Financial Information [Abstract]
Schedule Of Quarterly Financial Information

	First	Second	Third	Fourth	Fiscal
(Dollars in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter	Year
2011
Net sales	$159,936	166,748	176,326	190,701	693,711
Net earnings	10,813	13,227	13,078	15,383	52,501
Basic earnings per share:
Net earnings	0.41	0.50	0.49	0.58	1.97
Diluted earnings per share:
Net earnings	0.40	0.49	0.49	0.57	1.95
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32

2010
Net sales	$112,705	129,281	157,582	207,925	607,493
Net earnings	436	5,966	14,547	23,897	44,846
Basic earnings per share:
Net earnings	0.02	0.23	0.55	0.90	1.70
Diluted earnings per share:
Net earnings	0.02	0.22	0.55	0.89	1.68
Dividends declared per common share	$0.08	0.08	0.08	0.08	0.32